PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

As at December 31, 2025 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	23,602	7,437	2,191	18,356
Distribution	15,338	5,050	301	10,589
Communication	1,361	1,261	44	144
Administration and service	2,578	1,101	46	1,523
Easements	821	124	—	697
	43,700	14,973	2,582	31,309

As at December 31, 2024 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	22,359	7,100	1,616	16,875
Distribution	14,335	4,813	318	9,840
Communication	1,341	1,183	32	190
Administration and service	2,382	1,063	134	1,453
Easements	733	122	—	611
	41,150	14,281	2,100	28,969
Financing charges capitalized on property, plant and equipment under construction were $107 million in 2025 (2024 - $85 million).